Segment Information and Concentrations	12 Months Ended
Dec. 31, 2012
Segment Information and Concentrations [Abstract]
Segment Information and Concentrations
12. SEGMENT INFORMATION AND CONCENTRATIONS

Operating Segment Information The Company manages and reports its businesses in the following four segments:

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Financial Services - We offer solutions to enable customers in the financial services industry to reduce costs, generate new revenue streams and enhance customer loyalty. These solutions include a comprehensive line of ATM and payment processing hardware and software and cash management software, and related installation, maintenance and managed and professional services. We also offer a complete line of printer consumables.

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Retail Solutions - We offer solutions to customers in the retail industry designed to improve selling productivity and checkout processes as well as increase service levels. These solutions primarily include retail-oriented technologies, such as point of sale terminals and related software, bar-code scanners, as well as innovative self-service kiosks, such as self-checkout. We also offer installation, maintenance, and managed and professional services and a complete line of printer consumables.

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Hospitality - We offer technology solutions to customers in the hospitality industry, serving businesses that range from a single store or restaurant to global chains and sports and entertainment venues. Our solutions include point of sale hardware and software solutions, installation, maintenance, and managed and professional services and a complete line of printer consumables.

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Emerging Industries - We offer maintenance as well as managed and professional services for third-party computer hardware provided to select manufacturers, primarily in the telecommunications industry, who value and leverage our global service capability. Also included in our Emerging Industries segment are solutions designed to enhance the customer experience for the travel and gaming industries, including self-service kiosks, as well as related installation, maintenance, and managed and professional services.

As of January 1, 2012, the specialty retail customer accounts that were formerly part of the Hospitality and Specialty Retail segment are now included in the Retail Solutions segment, and the hospitality customer accounts that were formerly part of the Retail Solutions segment are now included in the Hospitality segment. As a result, the former Hospitality and Specialty Retail segment has been renamed Hospitality. Prior period information has not been reclassified to conform to the current period presentation, as the change was not considered material.

These segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker in assessing segment performance and in allocating the Company's resources. Management evaluates the performance of the segments based on revenue and segment operating income. Assets are not allocated to segments, and thus are not included in the assessment of segment performance, and consequently, we do not disclose total assets by reportable segment.

The accounting policies used to determine the results of the operating segments are the same as those utilized for the consolidated financial statements as a whole. Intersegment sales and transfers are not material.

In recognition of the volatility of the effects of pension expense on our segment results, and to maintain operating focus on business performance, pension expense, as well as other significant, non-recurring items, are excluded from the segment operating results utilized by our chief operating decision maker in evaluating segment performance and are separately delineated to reconcile to income from operations.

The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2012	2011	2010
Revenue by segment
Financial Services	$3,180	$2,999	$2,645
Retail Solutions	1,667	1,778	1,717
Hospitality(1)	522	141	—
Emerging Industries	361	373	349
Consolidated revenue	5,730	5,291	4,711
Operating income by segment
Financial Services	319	313	250
Retail Solutions	102	71	73
Hospitality(1)	85	22	—
Emerging Industries	83	77	60
Subtotal - segment operating income	589	483	383
Pension expense	292	222	208
Other adjustments(2)	65	49	26
Income from operations	$232	$212	$149

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments for the twelve months ended December 31, 2012 include $23 million of acquisition related costs, $38 million of acquisition related amortization of intangible assets and $4 million of legal costs incurred related to the OFAC and FCPA investigations. For the twelve months ended December 31, 2011, other adjustments include $37 million of acquisition related costs and $12 million of acquisition related amortization of intangible assets. For the twelve months ended December 31, 2010, other adjustments include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters.

The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2012	2011	2010
Product revenue	$2,854	$2,592	$2,301
Professional and installation services revenue	927	764	581
Total solution revenue	3,781	3,356	2,882
Support services revenue	1,949	1,935	1,829
Total revenue	$5,730	$5,291	$4,711

Revenues are attributed to the geographic area/country to which the product is delivered or in which the service is provided. The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2012	%	2011	%	2010	%
Revenue by Geographic Area
United States	$2,198	38%	$1,914	36%	$1,548	33%
Americas (excluding United States)	625	11%	534	10%	466	10%
Europe	1,459	26%	1,421	27%	1,378	29%
Asia Middle East Africa	1,448	25%	1,422	27%	1,319	28%
Consolidated revenue	$5,730	100%	$5,291	100%	$4,711	100%

The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2012	2011
Property, plant and equipment, net
United States	$188	$246
Americas (excluding United States)	23	21
Europe	26	21
Asia Middle East Africa	71	77
Consolidated property, plant and equipment, net	$308	$365

Concentrations No single customer accounts for more than 10% of NCR’s consolidated revenue. As of December 31, 2012, NCR is not aware of any significant concentration of business transacted with a particular customer that could, if suddenly eliminated, have a material adverse effect on NCR’s operations. NCR also lacks a concentration of available sources of labor, services, licenses or other rights that could, if suddenly eliminated, have a material adverse effect on its operations.

A number of NCR’s products, systems and solutions rely primarily on specific suppliers for microprocessors and other component products, manufactured assemblies, operating systems, commercial software and other central components. NCR also utilizes contract manufacturers in order to complete manufacturing activities. There can be no assurances that any sudden impact to the availability or cost of these technologies or services would not have a material adverse effect on NCR’s operations.